Retirement Benefits (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amounts recorded in accumulated other comprehensive loss (Table Amounts)
Unamortized benefit plan costs	$ (5,241)	$ (5,316)
Pension Benefits
Amounts recorded in accumulated other comprehensive loss (Table Amounts)
Net actuarial loss	(8,741)	(8,797)
Prior service credit	304	364
Income tax benefits related to above items	3,286	3,285
Unamortized benefit plan costs	(5,151)	(5,148)
Medical and Life Benefits
Amounts recorded in accumulated other comprehensive loss (Table Amounts)
Net actuarial loss	(220)	(372)
Prior service credit	66	94
Income tax benefits related to above items	64	110
Unamortized benefit plan costs	$ (90)	$ (168)